Right of use assets	9 Months Ended
Sep. 30, 2025
Right Of Use Assets
Right of use assets

6.	Right of use assets:

	September 30,	December 31,
	2025	2024

Beginning Balance	$401	$381

Depreciation	(253)	(333)
New leases	381	353
Termination	(130)	-
Ending Balance	$399	$401

During the nine months ended September 30, 2025, the Company terminated their facility leases in Calgary and Jakarta. During the same period, the Company entered into a new five-year facility lease in Calgary and extended leases of Jakarta and the colocation facility. The incremental borrowing rate used in the determination of the lease liability and right of use assets of the new leases was 9.45% to 11.06%. The derecognition of the terminated leases resulted in a net gain of $35.